Amount Owing to Directors (Tables)	12 Months Ended
Dec. 31, 2024
Amount Owing To Directors
Schedule of Amount Due to Directors
	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Amount owing to directors	$1,259,875	$1,069,384
Total amount owing to directors	$1,259,875	$1,069,384